Party-in-Interest Transactions (Details) - EBP 002 - KeyCorp Common Stock - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment income from dividends	$ 5,406,821	$ 5,918,845
Investment, purchased, number of shares (in shares)	151,120	200,778
Investment, purchase price	$ 2,381,590	$ 2,793,849
Investment sold, number of shares (in shares)	743,848	779,580
Investment sold, selling price	$ 13,136,631	$ 12,549,244